Share-Based Compensation (Details 1) - OptionsMember - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of number of share options and weighted average exercise prices [Line Items]
Number of options, Outstanding at beginning of year	22,093,504	13,014,147
Weighted Average Exercise price, Outstanding at beginning of year	$ 0.59	$ 1.18
Number of options, Options exercised for shares
Weighted Average Exercise price, Options exercised for shares
Number of options, Options forfeited	(617,572)	(4,556,865)
Weighted Average Exercise price, Options forfeited	$ 1.25	$ 0.70
Number of options, Option Expired	(1,990,305)	(671,438)
Weighted Average Exercise price, Option Expired	$ 1.14	$ 1.21
Number of options, Granted	29,409,600	14,307,660
Weighted Average Exercise price, Granted	$ 0.09	$ 0.12
Number of options, Outstanding at end of year	48,895,227	22,093,504
Weighted Average Exercise price, Outstanding at end of year	$ 0.30	$ 0.59